Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Basic and diluted earnings per share

Basic Earnings per Share	2018	2017	2016
		Restated (i)	Restated (i)
Net income for the year of the Company	1,150,421	1,526,505	1,537,837
Weighted average shares outstanding (in thousands)	1,084,128	1,083,825	1,082,782
Basic earnings per share –R$	1.0611	1.4084	1.4203
Diluted Earnings per Share
Net income for the year of the Company	1,150,421	1,526,505	1,537,837
Weighted average shares outstanding (in thousands), including dilution effects	1,091,335	1,091,605	1,091,019
Diluted earnings per share –R$	1.0541	1.3984	1.4095

Weighted Average Shares Outstanding
Weighted Average Shares Outstanding (in thousands)
Weighted average shares outstanding for basic per share calculation	1,084,128	1,083,825	1,082,782
Dilution effect
Subscription warrants—indemnification	4,603	4,791	4,535
Deferred Stock Plan	2,602	3,064	3,702

Weighted average shares outstanding for diluted per share calculation	1,091,335	1,091,605	1,091,019

(i)	See Note 2.x.